CRYPTOCURRENCIES - Rollforward (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) item	Dec. 31, 2024 USD ($) item	Dec. 31, 2023 CNY (¥) item	Dec. 31, 2022 CNY (¥) item	Dec. 31, 2024 USD ($) item
Cryptocurrencies
Beginning of the year	¥ 107,961		¥ 66,342
Receipt of from Cryptocurrency mining			433
Additions from exchange of other cryptocurrencies	65,718		149,729
Interest income			131
Additional from BTC Mortgage borrowing	87,296
Proceeds from disposal of mining machines	2,283		3,915
Proceeds from disposal of subsidiaries			4,816
Payment for operating activities	104,186		153,167
Sale of cryptocurrencies for cash	(109,023)		(70,539)
Sale of cryptocurrencies for other cryptocurrencies	(65,710)		(149,024)
Interest expense	(1,194)
Exchange gain or loss for RMB/USD translation	28		335
Realized gain on exchange cryptocurrencies	60,783	$ 8,327	42,836	¥ 10,865
Change in fair value of cryptocurrencies	48,290		40,036
Fair value change on cryptocurrencies	48,290	6,616	40,036
End of the year	206,130	$ 28,240	107,961	¥ 66,342
Less: Cryptocurrencies, restricted	193,938		20,247
Balance of Cryptocurrencies	12,192		¥ 87,714		$ 1,671
Cumulative Effect, Period of Adoption, Adjustment [Member]
Cryptocurrencies
Beginning of the year	¥ 1,531
Accounting Standards Update [Extensible Enumeration]			us-gaap:AccountingStandardsUpdate202308Member
End of the year			¥ 1,531
Bitcoins
Quantity
Beginning of the year | item	306	306	542
Receipt from Mining, net | item	4	4
Receipt of exchange of other cryptocurrencies | item	17	17
Interest income | item			0.02
Payments | item	(14)	(14)	(4)
Sale for cash | item	(145)	(145)	(375)
Sale for other cryptocurrencies | item	(143)	(143)	(708)
End of the year | item	287	287	306	542
Less: Cryptocurrencies, restricted | item	(273)		(38)		(273)
Balance of Cryptocurrencies | item	14		268		14
Cryptocurrencies
Beginning of the year	¥ 92,205		¥ 60,577
Receipt of from Cryptocurrency mining	1,107
Additions from exchange of other cryptocurrencies	8,814
Interest income			4
Payment for operating activities	8,238		541
Sale of cryptocurrencies for cash	(64,472)		(70,539)
Sale of cryptocurrencies for other cryptocurrencies	(53,249)		(140,308)
Realized gain on exchange cryptocurrencies	58,027		40,611
Change in fair value of cryptocurrencies	51,748		33,727
End of the year	196,680		92,205	¥ 60,577
Less: Cryptocurrencies, restricted	187,273		11,444
Balance of Cryptocurrencies	¥ 9,407		¥ 80,761
Bitcoins | Cryptocurrency mining revenue
Quantity
Receipt from Mining, net | item	262	262	851
Cryptocurrencies
Receipt of from Cryptocurrency mining	¥ 110,739		¥ 168,324
Bitcoins | Cumulative Effect, Period of Adoption, Adjustment [Member]
Cryptocurrencies
Beginning of the year	¥ 350
End of the year			¥ 350
Tether
Quantity
Beginning of the year | item	218,390	218,390	4,210
Receipt of exchange of other cryptocurrencies | item	8,001,784	8,001,784	21,301,249
Interest income | item			12,333
Additional from BTC Mortgage borrowing | item	12,262,164	12,262,164
Proceeds from sale of mining machines | item	319,600	319,600	553,836
Payments | item	(13,480,935)	(13,480,935)	(21,653,238)
Sale for cash | item	(6,260,051)	(6,260,051)
Sale for other cryptocurrencies | item	(593,419)	(593,419)
Interest expense | item	(167,903)	(167,903)
End of the year | item	299,630	299,630	218,390	4,210
Balance of Cryptocurrencies | item	299,630		218,390		299,630
Cryptocurrencies
Beginning of the year	¥ 1,547		¥ 29
Additions from exchange of other cryptocurrencies	56,904		149,729
Interest income			86
Additional from BTC Mortgage borrowing	87,296
Proceeds from disposal of mining machines	2,283		3,915
Payment for operating activities	95,944		152,548
Sale of cryptocurrencies for cash	(44,551)
Sale of cryptocurrencies for other cryptocurrencies	(4,215)
Interest expense	(1,194)
Exchange gain or loss for RMB/USD translation	28		335
End of the year	2,154		1,547	¥ 29
Balance of Cryptocurrencies	¥ 2,154		¥ 1,547
Ethereum
Quantity
Beginning of the year | item	80	80	706
Receipt from Mining, net | item	0	0	42
Interest income | item			2
Payments | item			(7)
Sale for other cryptocurrencies | item	(80)	(80)	(663)
End of the year | item			80	706
Balance of Cryptocurrencies | item			80
Cryptocurrencies
Beginning of the year	¥ 1,302		¥ 49,255
Receipt of from Cryptocurrency mining	4		433
Interest income			21
Payment for operating activities			69
Sale of cryptocurrencies for other cryptocurrencies	(1,905)		(8,716)
Realized gain on exchange cryptocurrencies	683		2,225
Change in fair value of cryptocurrencies	(84)		1,538
End of the year			1,302	¥ 49,255
Balance of Cryptocurrencies			1,302
Ethereum | Cumulative Effect, Period of Adoption, Adjustment [Member]
Cryptocurrencies
Beginning of the year	¥ 945
End of the year			¥ 945
Filecoin
Quantity
Beginning of the year | item	273,289	273,289	48,800
Interest income | item			679
Proceeds from disposal of subsidiaries | item			153,000
Payments | item	(112)	(112)	(225)
Sale for cash | item	(119,410)	(119,410)
End of the year | item	200,547	200,547	273,289	48,800
Less: Cryptocurrencies, restricted | item	(183,212)		(186,383)		(183,212)
Balance of Cryptocurrencies | item	17,335		86,906		17,335
Cryptocurrencies
Beginning of the year	¥ 12,907		¥ 809
Interest income			20
Proceeds from disposal of subsidiaries			4,816
Payment for operating activities	4		7
Sale of cryptocurrencies for other cryptocurrencies	(6,339)
Realized gain on exchange cryptocurrencies	2,073
Change in fair value of cryptocurrencies	(3,374)		4,771
End of the year	7,296		12,907	¥ 809
Less: Cryptocurrencies, restricted	6,665		8,803
Balance of Cryptocurrencies	¥ 631		¥ 4,104
Filecoin | Cryptocurrency mining revenue
Quantity
Receipt from Mining, net | item	46,780	46,780	71,035
Cryptocurrencies
Receipt of from Cryptocurrency mining	¥ 2,033		¥ 2,262
Filecoin | Cumulative Effect, Period of Adoption, Adjustment [Member]
Cryptocurrencies
Beginning of the year	¥ 237
End of the year			¥ 237
Binance Coin
Quantity
Beginning of the year | item			1
Payments | item			(1)
End of the year | item				1
Cryptocurrencies
Beginning of the year			¥ 2
Payment for operating activities			¥ 2
End of the year				¥ 2